CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Accounts Payable And Accrued Expenses Current
Due to related parties, current	$ 123	$ (52)
Deferred Rent Non Current
Due to related parties, Non current	115
Deferred Revenue
Due to related parties	671
Other Liabilities Non Current [Member]
Due to related parties, Non current	456
Purchase Of Property And Equipment Non Current
Due from related parties, Non current	$ 2,864	$ 1,025